CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (65,394)	$ (489,910)	$ 205,235
(Income) loss from discontinued operations, net of tax			(3,497)
Income (loss) from continuing operations before discontinued operations and noncontrolling interests	(65,394)	(489,910)	201,738
Non-cash items included in net loss:
Depreciation and amortization	93,185	84,580	86,440
Drydock amortization	19,719	18,467	25,545
Loss on asset impairments	(9,002)	84,482
Stock-based compensation charges	18,565	21,100	15,369
Equity in losses of unconsolidated affiliates	7,848	16,116	16,719
Gain on foreign currency-net	(10,310)	(13,247)	(23,116)
Restructuring activity	(2,310)	18,044
Gains on asset disposals	(46,201)	(15,200)	(405)
Deferred taxes	891	(5,359)	3,847
Other non-cash items	(3,605)	(6,029)	6,837
Changes in assets and liabilities, net of effects from acquisitions and dispositions:
Accounts receivable	166,385	30,156	(5,920)
Net contracts in progress and advance billings on contracts	(10,695)	171,397	(351,604)
Accounts payable	(154,439)	(17,493)	84,430
Accrued and other current liabilities	(2,801)	(22,155)	36,922
Pension liability and accrued postretirement and employee benefits	(1,861)	(30,828)	34,847
Income taxes	(4,668)	(54,431)	22,832
Other assets and liabilities	11,653	(46,301)	55,303
TOTAL CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES - CONTINUING OPERATIONS	6,960	(256,611)	209,784
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(321,187)	(283,962)	(286,310)
(Increase) decrease in restricted cash and cash equivalents	(163,933)	(5,536)	3,846
Purchases of available-for-sale securities	(3,695)	(10,535)	(95,964)
Sales and maturities of available-for-sale securities	12,978	43,959	191,298
Investments in unconsolidated affiliates	(2,420)	(9,354)	(5,084)
Proceeds from asset dispositions	71,961	37,386	3,291
Other investing activities	(2,706)	(3,113)	0
NET CASH USED IN INVESTING ACTIVITIES - CONTINUING OPERATIONS	(409,002)	(231,155)	(188,923)
NET CASH PROVIDED BY INVESTING ACTIVITIES - DISCONTINUED OPERATIONS			60,671
TOTAL CASH USED IN INVESTING ACTIVITIES	(409,002)	(231,155)	(128,252)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt	1,328,875	296,000	19,034
Payment of debt	(298,534)	(310,146)	(10,061)
Issuance of common stock	327	68	215
Purchase of treasury stock	(1,707)	(1,106)	(2,898)
Debt issuance costs	(39,112)	(4,905)	52
Distributions to noncontrolling interests	(6,352)	(13,743)	(20,135)
Acquisition of noncontrolling interest	(32,943)
TOTAL CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	950,554	(33,832)	(13,793)
EFFECTS OF EXCHANGE RATE CHANGES ON CASH	(1,905)	153	1,554
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	546,607	(521,445)	69,293
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	118,702	640,147	570,854
CASH AND CASH EQUIVALENTS AT END OF YEAR	665,309	118,702	640,147
Cash paid during the period for:
Income taxes (net of refunds)	26,661	105,444	89,451
Interest expense (net of amount capitalized)	$ 28,390